UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2008
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      802 West Broadway
              Jackson, Wyoming  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi              Jackson, Wyoming              November 14, 2008
-----------------              ----------------              -----------------
  [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers                    1
                                                     --------

Form 13F Information Table Entry Total:              20
                                                     -----------

Form 13F Information Table Value Total:              $169,695.63
                                                     -----------
                                   (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC

                                                                          Shrs or
                                   Title of                   Market Value  Prn   Sh/  Put/  Investment   Other    Voting Authority
Name of Issuer                      Class            Cusip       (*1000)    Amt   Prn  Call  Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                         COM           037411105      4,620.65    44,310 Sh          DEFINED       1      44,310
CAMERON INTERNATIONAL CORPORATION   COM           13342B105     16,456.66   427,002 Sh          DEFINED       1     427,002
DIAMOND OFFSHORE DRILLING INC       COM           25271C102     10,433.79   101,240 Sh          DEFINED       1     101,240
ENSCO INTERNATIONAL INC             COM           26874Q100      6,955.25   120,688 Sh          DEFINED       1     120,688
HALLIBURTON CO                      COM           406216101     15,680.78   484,124 Sh          DEFINED       1     484,124
HELIX ENERGY SOLUTIONS GROUP INC    COM           42330P107      5,030.31   207,179 Sh          DEFINED       1     207,179
HELMERICH & PAYNE INC               COM           423452101      5,722.24   132,490 Sh          DEFINED       1     132,490
NATIONAL OILWELL VARCO INC          COM           637071101     11,176.18   222,500 Sh          DEFINED       1     222,500
PETROHAWK ENERGY CORPORATION        COM           716495106      3,653.31   168,900 Sh          DEFINED       1     168,900
PETROLEO BRASILEIRO SA PETRO        SPONSORED ADR 71654V408      2,957.84    67,300 Sh          DEFINED       1      67,300
RANGE RES CORP                      COM           75281A109      2,692.24    62,800 Sh          DEFINED       1      62,800
SCHLUMBERGER LTD                    COM           806857108     14,606.81   187,051 Sh          DEFINED       1     187,051
SMITH INTL INC                      COM           832110100      3,822.51    65,186 Sh          DEFINED       1      65,186
SOUTHWESTERN ENERGY CO              COM           845467109      7,219.84   236,406 Sh          DEFINED       1     236,406
ULTRA PETROLEUM CORP                COM           903914109      5,785.63   104,547 Sh          DEFINED       1     104,547
XTO ENERGY INC                      COM           98385X106      4,852.50   104,310 Sh          DEFINED       1     104,310
NABORS INDUSTRIES LTD               SHS           G6359F103      3,974.74   159,500 Sh          DEFINED       1     159,500
NOBLE CORPORATION                   SHS           G65422100      9,735.09   221,756 Sh          DEFINED       1     221,756
TRANSOCEAN INC NEW                  SHS           G90073100     22,791.14   207,494 Sh          DEFINED       1     207,494
WEATHERFORD INTERNATIONAL LT        COM           G95089101     11,528.15   458,558 Sh          DEFINED       1     458,558